PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

April 22, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AIM Investment Securities Funds (Invesco Investment Securities Funds)
CIK No. 0000842790

Ladies and Gentlemen:

On behalf of AIM Investment Securities Funds (Invesco Investment Securities Fund) (the “Registrant”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and Rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended (the “1940 Act”), is the electronic version of Post-Effective Amendment No. 71 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment is being filed for Invesco Government Money Market Fund in connection with the U.S. Securities and Exchange Commission’s amendments to Rule 2a-7 under the 1940 Act. The following changes will be effective June 28, 2016: (i) the Fund’s name will change from Invesco Money Market Fund to Invesco Government Money Market Fund, (ii) the Fund will change strategies from a prime money market fund to a government money market fund (as defined by Rule 2a-7, as amended) and (iii) the Fund’s principal investment strategies will accordingly change.

Pursuant to Release No. 13768 under the 1940 Act, the Registrant believes that portions of the Amendment may be eligible for selective review because they are not substantially different from the disclosure previously reviewed by the Commission. The Staff previously reviewed and provided comments to the registration statement of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), on behalf of Invesco V.I. Government Money Market Fund in April 2016 in connection with a Rule 485(a) filing filed on February 10, 2016, as Post-Effective Amendment No. 66 (Accession No. 0001193125-16-457683). The changes to the Amendment are substantively the same as the changes that were made to the Invesco V.I. Government Money Market Fund; the key differences are (i) the names of the funds and (ii) references to the shareholders of the Fund compared to the insurance company separate account contract holders of the Invesco V.I. Government Money Market Fund.

The Amendment has been marked to show changes from the Registrant’s registration statement filed on June 24, 2015, Amendment No. 66 (Accession No. 0001193125-15-233442).

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-4713.

Very truly yours,

/s/ Seba Kurian

Seba Kurian

Senior Counsel